COLLABORATION AGREEMENTS: (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2007
Percentage of gross profits related to sale products	50.00%
Revenues recognized	$ 4,536
Minimum [Member]
Royalties Maturity		2016
Maximum [Member]
Royalties Maturity		2024